Deferred Tax Balances (Tables)	12 Months Ended
Jun. 30, 2022
Statement [LineItems]
Deferred tax assets
(i) Deferred tax assets
The balance comprises temporary differences attributable to:

	Consolidated
	June 30, 2022 $	June 30, 2021 $
Employee benefits	71,205	63,507
Accruals	202,824	125,814
Unrealized exchange loss	342,222	321,363
Unused tax loss	428,171	777,882
Set-off of deferred tax liabilities pursuant to set-off provisions	(1,044,422)	(1,288,566)

Net Deferred tax assets	—	—

Deferred tax liabilities
(ii) Deferred tax liabilities
The amount of deferred tax liability represents the temporary difference that arose on the recognition of Intangibles recorded in the subsidiary Company in France. This has been set-off
against deferred taxes in the Subsidiary Company, accordingly, hence reducing the unrecognized tax losses for both the France subsidiary and the consolidated Group. The balance comprises temporary differences attributable to:

	Consolidated
	June 30, 2022	June 30, 2021
	$	$
Intangible assets	1,044,411	1,273,729
Unrealized exchange gain	—	14,790
Accrued income	11	47

Total deferred tax liabilities	1,044,422	1,288,566
Set-off of deferred tax liabilities pursuant to set-off provisions	(1,044,422)	(1,288,566)

Net deferred tax liabilities	—	—

Movements in Deferred Tax Balances
(iii) Movements in deferred tax balances

	Deferred Tax Asset	Deferred Tax Liability	Total
Movements	$	$	$
At June 30, 2021	1,288,566	(1,288,566)	—
(Charged)/credited to profit or loss	(244,144)	244,144	—

At June 30, 2022	1,044,422	(1,044,422)	—